Shareholders' Equity (Details) - Schedule of Share Option Activity $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares shares
Schedule of Share Option Activity [Abstract]
Number of shares upon exercise, Outstanding, Beginning balance | shares	668,322
Weighted average exercise price Outstanding, Beginning balance | $ / shares	$ 52.66
Weighted- average remaining contractual term (in years), Outstanding, Beginning balance	6 years 8 months 4 days
Aggregate intrinsic value Outstanding, Beginning balance | $	$ 2,310
Number of shares upon exercise, Granted | shares	48,525
Weighted average exercise price, Granted | $ / shares	$ 23
Number of shares upon exercise, Exercised | shares	(29,108)
Weighted average exercise price, Exercised | $ / shares	$ 15.07
Aggregate intrinsic value, Exercised | $	$ 163
Number of shares upon exercise, Forfeited | shares	(56,064)
Weighted average exercise price, Forfeited | $ / shares	$ 83.77
Number of shares upon exercise, Outstanding, Ending balance | shares	631,675
Weighted average exercise price, Outstanding, Ending balance | $ / shares	$ 49.32
Weighted- average remaining contractual term (in years), Outstanding, Ending balance	5 years 9 months 29 days
Aggregate intrinsic value, Outstanding, Ending balance | $	$ 1,039
Number of shares upon exercise, Exercisable | shares	432,794
Weighted average exercise price, Exercisable | $ / shares	$ 38.99
Weighted- average remaining contractual term (in years), Exercisable	4 years 6 months 25 days
Aggregate intrinsic value, Exercisable | $	$ 1,039